Right of Use Assets - Summary of Closing Balances of Right of Use Assets and Depreciation and Amortization Expenses (Detail) ₺ in Thousands	12 Months Ended
Dec. 31, 2018 TRY (₺)
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	₺ 1,649,602
Tangible [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,566,238
Depreciation and amortization charge for the year	(758,479)
Ending balance	1,317,217
Tangible [member] | Site rent [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,077,517
Depreciation and amortization charge for the year	(451,850)
Ending balance	1,021,638
Tangible [member] | Building [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	146,826
Depreciation and amortization charge for the year	(43,563)
Ending balance	135,158
Tangible [member] | Network infrastructure [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	226,243
Depreciation and amortization charge for the year	(181,741)
Ending balance	50,538
Tangible [member] | Other [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	115,652
Depreciation and amortization charge for the year	(81,325)
Ending balance	109,883
Intangible [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	12,321
Depreciation and amortization charge for the year	(54,731)
Ending balance	332,385
Intangible [member] | Rights of way [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	12,321
Depreciation and amortization charge for the year	(6,458)
Ending balance	8,643
Intangible [member] | License [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortization charge for the year	(48,273)
Ending balance	323,742
Right of use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,578,559
Depreciation and amortization charge for the year	(813,210)
Ending balance	₺ 1,649,602